Long-term investments	6 Months Ended
Jun. 30, 2026
Long-term investments.
Long-term investments

7Long-term investments

Equity investments without readily determinable fair value

As of December 31, 2025, the carrying amount of the Company’s equity investments was RMB112,609, net of RMB27,232 in accumulated impairment.

As of June 30, 2026, the carrying amount of the Company’s equity investments was RMB111,383 (US$16,416), net of RMB26,585 (US$3,918) in accumulated impairment.

For the six months ended June 30, 2025 and 2026, there were no impairment charges recognized on equity investments without readily determinable fair value.